UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09149

Investment Company Act File Number

Eaton Vance Ohio Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Ohio Municipal Income Trust

February 28, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 151.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 1.9%
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	$715	$799,892

		$799,892

Education — 16.7%
Kent State University, 5.00%, 5/1/30	$450	$527,351
Miami University, 4.00%, 9/1/39	500	512,060
Miami University, 5.00%, 9/1/33	1,000	1,117,720
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	285	310,376
Ohio Higher Educational Facility Commission, (Kenyon College), 5.25%, 7/1/44	400	438,412
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	565,460
Ohio Higher Educational Facility Commission, (University of Dayton), 5.50%, 12/1/36	1,000	1,063,700
Ohio State University, 5.00%, 12/1/28	480	588,667
Ohio State University, 5.00%, 12/1/30	545	667,222
University of Cincinnati, 5.00%, 6/1/34	500	553,135
Wright State University, 5.00%, 5/1/31	750	829,530

		$7,173,633

Electric Utilities — 5.0%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$470	$520,361
American Municipal Power, Inc., (Meldahl Hydroelectric), 4.00%, 2/15/34	765	784,714
American Municipal Power, Inc., (Meldahl Hydroelectric), 5.00%, 2/15/33	225	253,539
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	500	572,305

		$2,130,919

Escrowed/Prerefunded — 20.1%
Barberton City School District, Prerefunded to 6/1/18, 4.50%, 12/1/33	$900	$941,481
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	1,750	1,905,208
Central Ohio Solid Waste Authority, Prerefunded to 9/1/18, 5.125%, 9/1/27	1,025	1,090,580
Franklin County Convention Facilities Authority, Prerefunded to 12/1/17, 5.00%, 12/1/27	445	459,440
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	155	173,498
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	170	190,862
Huber Heights City School District, Prerefunded to 12/1/19, 4.75%, 12/1/25	595	653,863
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.00%, 7/1/44	155	174,125
Ohio Higher Educational Facility Commission, (Kenyon College), Prerefunded to 7/1/20, 5.25%, 7/1/44	850	961,818
Ohio Higher Educational Facility Commission, (Summa Health System), Prerefunded to 5/15/20, 5.75%, 11/15/40	350	399,760
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/28	20	25,170
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 12/1/28	250	276,425

Security	Principal Amount (000’s omitted)	Value
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	$210	$232,197
Symmes Township, Hamilton County, (Parkland Acquisition and Improvement), Prerefunded to 12/1/20, 5.25%, 12/1/37	1,000	1,146,850

		$8,631,277

General Obligations — 5.0%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$335	$378,118
Lakewood City School District, 5.00%, 11/1/39	400	450,108
Oregon City School District, 4.00%, 12/1/30	1,250	1,325,800

		$2,154,026

Hospital — 20.6%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$1,075	$1,172,051
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	560	600,695
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	500	542,600
Franklin County, (Nationwide Children’s Hospital), Prerefunded to 11/1/19, 5.00%, 11/1/34	800	882,072
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	280,828
Hancock County, (Blanchard Valley Regional Health Center), 6.25%, 12/1/34	750	848,318
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	315	317,526
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	538,330
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	800	857,584
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	500	533,405
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.50%, 1/1/39	1,000	1,073,130
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	205	221,029
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	633,811
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	183,485
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/43	90	90,858
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.50%, 12/1/43	80	85,346

		$8,861,068

Housing — 6.0%
Ohio Housing Finance Agency, (Uptown Community Partners), (AMT), (GNMA), 5.25%, 4/20/48	$2,500	$2,556,225

		$2,556,225

Industrial Development Revenue — 1.3%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$555	$556,526

		$556,526

Insured-Education — 2.1%
Hamilton County, (University Heights Community Urban Development Corp.), (AGM), 5.00%, 6/1/30	$750	$819,450
Kent State University, (AGC), 5.00%, 5/1/26	85	91,235

		$910,685

Insured-Electric Utilities — 11.5%
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/27	$710	$495,800
Cleveland, Public Power System Revenue, (NPFG), 0.00%, 11/15/38	2,000	801,640

Security	Principal Amount (000’s omitted)	Value
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	$815	$646,417
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	2,288,850
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	324,184
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	200	211,546
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	155	161,464

		$4,929,901

Insured-Escrowed/Prerefunded — 19.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,092,760
Buckeye Valley Local School District, (AGC), Prerefunded to 12/1/18, 5.00%, 12/1/36	500	535,975
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/26	915	994,852
Kent State University, (AGC), Prerefunded to 5/1/19, 5.00%, 5/1/29	425	462,090
Miami University, (AMBAC), Prerefunded to 9/1/17, 3.25%, 9/1/26	580	587,581
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,750	1,883,210
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	536,760
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	157,851
University of Akron, Series 2008A, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	1,500	1,552,980
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	180	186,404
University of Akron, Series 2008B, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	320	331,302

		$8,321,765

Insured-General Obligations — 8.0%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$555	$610,600
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/30	2,455	1,598,426
Cincinnati School District, (NPFG), 5.25%, 12/1/30	1,000	1,225,610

		$3,434,636

Insured-Hospital — 4.7%
Lorain County, (Catholic Healthcare Partners), (AGM), 5.00%, 2/1/29(1)	$1,940	$2,000,974

		$2,000,974

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	$540	$104,852

		$104,852

Insured-Transportation — 9.0%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$600	$660,786
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/39	140	151,592
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	1,000	1,198,850
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/26	1,000	1,234,610
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	590	609,966

		$3,855,804

Insured-Water and Sewer — 1.6%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$665	$679,776

		$679,776

Other Revenue — 3.5%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$1,000	$1,019,520
Summit County Port Authority, 5.00%, 12/1/31	445	498,725

		$1,518,245

Senior Living/Life Care — 3.9%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$650	$693,186
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	398,760

Security	Principal Amount (000’s omitted)	Value
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	$230	$250,797
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	275	313,593

		$1,656,336

Special Tax Revenue — 7.4%
Cleveland, Income Tax Revenue, (Bridges and Roadways Improvements), 5.00%, 10/1/32	$250	$283,257
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	500	566,515
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	180	210,134
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	290	335,466
Hamilton County, Sales Tax Revenue, 5.00%, 12/1/29	1,500	1,772,385

		$3,167,757

Transportation — 0.5%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$690	$230,080

		$230,080

Water and Sewer — 2.6%
Hamilton County, Sewer System, 5.00%, 12/1/38	$500	$564,000
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	561,105

		$1,125,105

Total Tax-Exempt Investments — 151.0% (identified cost $59,479,361)		$64,799,482

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (10.1)%		$(4,325,924)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (42.9)%		$(18,400,000)

Other Assets, Less Liabilities — 2.0%		$851,682

Net Assets Applicable to Common Shares — 100.0%		$42,925,240

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Trust invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at February 28, 2017, 37.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.8% to 15.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

GNMA	-	Government National Mortgage Association

NPFG	-	National Public Finance Guaranty Corp.

The Trust did not have any open financial instruments at February 28, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Trust at February 28, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,986,180

Gross unrealized appreciation	$5,507,489
Gross unrealized depreciation	(149,187)

Net unrealized appreciation	$5,358,302

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2017, the hierarchy of inputs used in valuing the Trust’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$64,799,482	$—	$64,799,482
Total Investments	$—	$64,799,482	$—	$64,799,482

The Trust held no investments or other financial instruments as of November 30, 2016 whose fair value was determined using Level 3 inputs. At February 28, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Income Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 27, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 27, 2017